Operating Profit - Schedule of Operating Profit (Details) - ZAR (R) R in Thousands	12 Months Ended
	Feb. 28, 2025	Feb. 29, 2024	Feb. 28, 2023
Operating profit is stated after accounting for the following charges:
Depreciation of property, plant and equipment	R 606,487	R 588,660	R 493,788
Amortization of capitalized commission assets	100,223	83,155	64,707
Amortization of intangible assets	56,072	59,482	51,143
Employee benefits expense	1,251,384	1,076,244	865,831
Defined contribution plan	R 41,113	R 45,468	R 44,681